UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

AC ONE China Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.8%
Communication Services - 5.2%
China Mobile	51,500	$506,340
China Telecom, Class H	482,000	239,602
		745,942
Consumer Discretionary - 13.4%
Anta Sports Products	77,000	367,585
BYD Company, Class H	47,000	334,161
Ctrip.com International - ADR *	8,850	328,954
Geely Automobile Holdings	110,000	219,061
Haier Electronics Group	133,000	360,077
IMAX China Holding	107,000	272,309
Man Wah Holdings	89,200	53,398
		1,935,545
Consumer Staples - 7.0%
China Mengniu Dairy	228,000	757,965
Hengan International Group	26,500	243,537
		1,001,502
Financials - 21.1%
Bank Of China, Class H	471,000	208,108
China Life Insurance, Class H	121,000	274,989
CITIC Securities, Class H	175,000	310,260
Haitong International Securities Group	450,000	157,309
Haitong Securities, Class H	168,400	152,842
Hong Kong Exchanges & Clearing	8,700	248,599
Industrial & Commercial Bank of China, Class H	571,000	416,883
PICC Property & Casualty, Class H	277,002	326,007
Ping An Insurance Group, Class H	92,000	931,979
		3,026,976
Health Care - 8.4%
CSPC Pharmaceutical Group	234,000	494,965
Sino Biopharmaceutical	262,500	244,160
Sinopharm Group, Class H	94,800	463,807
		1,202,932
Industrials - 12.0%
Air China, Class H	321,000	308,779
AviChina Industry & Technology, Class H	315,000	207,620
Beijing Capital International Airport, Class H	137,000	166,160
China Eastern Airlines	500,000	319,479
China Everbright International	186,370	160,910
CRRC, Class H	215,000	196,067
Zhuzhou CSR Times Electric, Class H	64,500	368,421
		1,727,436
Information Technology - 24.1%
AAC Technologies	14,500	149,731
Alibaba Group Holding - ADR *	6,960	1,146,730
Baidu - ADR *	1,785	408,194
Razer *	220,000	49,119
Tencent Holdings	35,700	1,457,660
TravelSky Technology, Class H	94,000	244,411
		3,455,845
Materials - 0.5%
Nine Dragons Paper Holdings	67,000	72,247
Utilities - 1.1%
China Resources Gas Group	40,000	162,661
TOTAL COMMON STOCKS
(Cost $10,194,236)		13,331,086

SHORT TERM INVESTMENT - 7.2%
Invesco Government TaxAdvantage Portfolio, Institutional Class, 1.93% ^
(Cost $1,026,420)	1,026,420	1,026,420

Total Investments - 100.0%
(Cost $11,220,656)		14,357,506
Other Assets and Liabilities, Net - 0.0%		(545)
Total Net Assets - 100.0%		$14,356,961

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of September 30, 2018.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,347,685	$10,983,401	$—	$13,331,086
Short-Term Investment	1,026,420	—	—	$1,026,420
Total Investments	$3,374,105	$10,983,401	$—	$14,357,506

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date                                  11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date                                  11/27/2018

By (Signature and Title) /s/ Ryan L. Roell
Ryan L. Roell, Treasurer

Date                                  11/27/2018